C3 Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets

Right-of-use assets
	2020				2019
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	11,263	698	126	12,087	9,151	452	126	9,729
Additions	2,220	339	45	2,604	2,035	265	—	2,300
Balances regarding acquired/divested business	126	—	—	126	(21)	—	—	(21)
Terminations	(926)	(130)	—	(1,056)	(127)	(29)	—	(156)
Translation differences	(899)	(84)	—	(983)	225	10	—	235
Closing balance	11,784	823	171	12,778	11,263	698	126	12,087

Accumulated depreciations
Opening balance	(2,126)	(260)	(28)	(2,414)	—	—	—	—
Depreciations	(2,082)	(277)	(28)	(2,387)	(2,162)	(284)	(28)	(2,474)
Balances regarding divested business	1	—	—	1	1	—	—	1
Terminations	238	109	—	347	14	22	—	36
Translation differences	269	38	1	308	21	2	—	23
Closing balance	(3,700)	(390)	(55)	(4,145)	(2,126)	(260)	(28)	(2,414)

Accumulated impairment losses
Opening balance	(872)	—	—	(872)	(767)	—	—	(767)
Impairment losses	(47)	—	—	(47)	(75)	—	—	(75)
Terminations	553	—	—	553	—	—	—	—
Translation differences	26	—	—	26	(30)	—	—	(30)
Closing balance	(340)	—	—	(340)	(872)	—	—	(872)

Financial sublease
Opening balance	(314)	—	—	(314)	(311)	—	—	(311)
Derecognition	(42)	—	—	(42)	2	—	—	2
Translation differences	43	—	—	43	(5)	—	—	(5)
Closing balance	(313)	—	—	(313)	(314)	—	—	(314)

Net carrying value	7,431	433	116	7,980	7,951	438	98	8,487

Summary of Cash payments
Cash payments
	2020	2019
Amortization of the lease liabilities 1)	(2,417)	(2,990)
Interest expense of the lease liabilities	(490)	(551)
Low-value asset not included in the measurement of the liabilities	(516)	(194)
Variable lease payments not included in the measurement of the lease liabilities	(264)	(357)
Total cash outflow	(3,687)	(4,092)

1)	Including advance payments.

Summary of Future Minimum Payment Receivables
Future minimum payment receivables
	Financial leases	Operating leases
2021	58	64
2022	59	29
2023	61	18
2024	63	8
2025	11	2
2026 and later	—	2
Total	252	123